INCOME TAXES	1 Months Ended	6 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

3 – INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is $1,712, which is calculated by multiplying a 22% estimated tax rate by the cumulative NOL of $7,785. The total valuation allowance is a comparable $1,712. Details are as follows:

Period from Inception March 15, 2011 through March 31, 2011	2011
Deferred Tax Asset	1,712
Valuation Allowance	(1,712)
Current Taxes Payable	0.00
Income Tax Expense	$ 0.00

Below is a chart showing the estimated corporate federal net operating loss (NOL) and the year in which it will expire.

Year	Amount	Expiration
2011	$ 7,785	2031
Total NOL	$ 7,785

The Company has filed no income tax returns since inception.

3 – INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is $3,669, which is calculated by multiplying a 22% estimated tax rate by the cumulative NOL of $16,678. The total valuation allowance is a comparable $2,840. Details are as follows:

Period from Inception March 15, 2011

                    through September 30, 2011         2011

                      Deferred Tax Asset                 3,669

                      Valuation Allowance              (3,669)

                          Current Taxes Payable               0.00

                          Income Tax Expense                 $ 0.00

Below is a chart showing the estimated corporate federal net operating loss (NOL) and the year in which it will expire.

            Year              Amount Expiration

2011              $ 16,678           2031

            Total NOL   $ 16,678

The Company has filed no income tax returns since inception.